(Delaware Foundation® Growth Allocation Fund)
What is the Fund's investment objective?
Delaware Foundation Growth Allocation Fund seeks long-term capital growth.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Foundation® Growth Allocation Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation® Growth Allocation Fund)		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.57%	0.57%	0.57%	0.57%	0.57%
Total annual fund operating expenses		1.47%	2.22%	2.22%	1.72%	1.22%
Fee waivers and expense reimbursements	[1]	(0.32%)	(1.07%)	(0.32%)	(0.32%)	(0.32%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%	1.15%	1.90%	1.40%	0.90%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from Jan. 28, 2014 through Jan. 28, 2015. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of its average daily net assets from March 1, 2013 through Jan. 28, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation® Growth Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	983	1,303	2,206
Class B	517	866	1,317	2,280
Class C	293	664	1,161	2,529
Class R	143	511	903	2,004
Institutional Class	92	356	640	1,449

Expense Example, No Redemption (Delaware Foundation® Growth Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	117	591	1,092	2,280
Class C	193	664	1,161	2,529

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 80% policy weight (55-90% range)

  U.S. equity asset class: 40% policy weight (15-50% range)

  o U.S. large-cap core

  o U.S. large-cap growth

  o U.S. large-cap value

  o U.S. small-cap core

  International equity asset class: 30% policy weight (15-50% range)

  o International value

  o International growth

  Global real estate equity asset class: 0% policy weight (0-20% range)

  o U.S. real estate

  o Global ex-U.S. real estate

  Emerging markets asset class: 10% policy weight (0-20% range)

  Fixed income asset class: 20% policy weight (10-45% range)

  Diversified fixed income asset class: 20% policy weight (10-45% range)

  o Diversified fixed income: 18% policy weight (10-40% range)

  o Money market/cash equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that investments in small- and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Foundation® Growth Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns prior to that time do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 16.13% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.25% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns (Delaware Foundation® Growth Allocation Fund)	1 Year	5 Years	10 Years
Class A	12.25%	12.63%	5.85%
Class A return after taxes on distributions	10.05%	11.74%	5.11%
Class A return after taxes on distributions and sale of Fund shares	8.45%	10.03%	4.66%
Class B	15.03%	13.34%	5.93%
Class C	17.19%	13.14%	5.68%
Class R	18.87%	13.71%	6.20%
Institutional Class	19.45%	14.27%	6.75%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Foundation Moderate Allocation Fund)
What is the Fund's investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Foundation Moderate Allocation Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation Moderate Allocation Fund)		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.32%	0.32%	0.32%	0.32%	0.32%
Total annual fund operating expenses		1.22%	1.97%	1.97%	1.47%	0.97%
Fee waivers and expense reimbursements	[1]	(0.07%)	(0.82%)	(0.07%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%	1.15%	1.90%	1.40%	0.90%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from Jan. 28, 2014 through Jan. 28, 2015. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of its average daily net assets from March 1, 2013 through Jan. 28, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation Moderate Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	933	1,200	1,962
Class B	517	814	1,211	2,034
Class C	293	612	1,056	2,290
Class R	143	458	796	1,751
Institutional Class	92	302	529	1,183

Expense Example, No Redemption (Delaware Foundation Moderate Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	117	539	986	2,034
Class C	193	612	1,056	2,290

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)

  U.S. equity asset class: 30% policy weight (10-40% range)

  o U.S. large-cap core

  o U.S. large-cap growth

  o U.S. large-cap value

  o U.S. small-cap core

  International equity asset class: 22.5% policy weight (10-40% range)

  o International value

  o International growth

  Global real estate equity asset class: 0% policy weight (0-15% range)

  o U.S. real estate

  o Global ex-U.S. real estate

  Emerging markets asset class: 7.5% policy weight (0-15% range)

  Fixed income asset class: 40% policy weight (30-60% range)

  Diversified fixed income asset class: 40% policy weight (30-60% range)

  o Diversified fixed income: 38% policy weight (20-50% range)

  o Money market/cash equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that investments in small- and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Foundation® Moderate Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns prior to that time do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -10.65% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns (Delaware Foundation Moderate Allocation Fund)	1 Year	5 Years	10 Years
Class A	7.34%	11.12%	5.79%
Class A return after taxes on distributions	5.71%	10.33%	5.13%
Class A return after taxes on distributions and sale of Fund shares	5.43%	8.75%	4.52%
Class B	9.71%	11.43%	5.76%
Class C	11.92%	11.58%	5.60%
Class R	13.49%	12.12%	6.12%
Institutional Class	14.07%	12.68%	6.67%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Foundation Conservative Allocation Fund)
What is the Fund's investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Foundation Conservative Allocation Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation Conservative Allocation Fund)		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.46%	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.36%	2.11%	2.11%	1.61%	1.11%
Fee waivers and expense reimbursements	[1]	(0.23%)	(0.98%)	(0.23%)	(0.23%)	(0.23%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.13%	1.88%	1.38%	0.88%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from Jan. 28, 2014 through Jan. 28, 2015. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of its average daily net assets from Oct. 1, 2013 through Jan. 28, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation Conservative Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	960	1,256	2,097
Class B	515	841	1,269	2,171
Class C	291	639	1,113	2,423
Class R	140	486	854	1,892
Institutional Class	90	330	589	1,331

Expense Example, No Redemption (Delaware Foundation Conservative Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	115	566	1,044	2,171
Class C	191	639	1,113	2,423

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 210% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 40% policy weight (20-50% range)

  U.S. equity asset class: 20% policy weight (5-30% range)

  o U.S. large-cap core

  o U.S. large-cap growth

  o U.S. large-cap value

  o U.S. small-cap core

  International equity asset class: 15% weight (5-30% range)

  o International value

  o International growth

  Global real estate equity asset class: 0% policy weight (0-15% range)

  o U.S. real estate

  o Global ex-U.S. real estate

  Emerging markets asset class: 5% policy weight (0-10% range)

  Fixed income asset class: 60% policy weight (50-80% range)

  Diversified fixed income asset class: 60% policy weight (50-80% range)

  o Diversified fixed income: 58% policy weight (30-70% range)

  o Money market/cash equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that investments in small- and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance.

How has Delaware Foundation® Conservative Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns prior to that time do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.83% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -6.58% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns (Delaware Foundation Conservative Allocation Fund)	1 Year	5 Years	10 Years
Class A	2.17%	9.51%	5.44%
Class A return after taxes on distributions	1.09%	8.31%	4.41%
Class A return after taxes on distributions and sale of Fund shares	1.75%	7.21%	4.01%
Class B	4.41%	10.33%	5.59%
Class C	6.54%	9.97%	5.27%
Class R	8.10%	10.53%	5.79%
Institutional Class	8.73%	11.08%	6.33%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.